Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

The condensed financial statements of German American Bancorp, Inc. are presented below:

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash	$29499	$21822
Securities Available-for-Sale, at Fair Value	733	684
Investment in Subsidiary Bank	184,093	176,707
Investment in Non-banking Subsidiaries	4,064	2,980
Other Assets	6,245	5,357
Total Assets	$224,634	$207,550

LIABILITIES
Borrowings	$35,624	$36,974
Other Liabilities	3,984	2,966
Total Liabilities	39,608	39,940

SHAREHOLDERS’ EQUITY
Common Stock	12,637	12,594
Additional Paid-in Capital	95,617	95,039
Retained Earnings	66,421	49,434
Accumulated Other Comprehensive Income	10,351	10,543
Total Shareholders’ Equity	185,026	167,610
Total Liabilities and Shareholders’ Equity	$224,634	$207,550

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2012	2011	2010
INCOME
Dividends from Subsidiaries
Bank	$17,500	$22,500	$14,000
Non-bank	—	1,350	—
Interest Income	50	38	30
Net Gain (Loss) on Securities	—	935	—
Other Income	70	71	76
Total Income	17,620	24,894	14,106

EXPENSES
Salaries and Employee Benefits	458	444	420
Professional Fees	352	379	842
Occupancy and Equipment Expense	7	8	8
Interest Expense	2,221	2,239	1,878
Other Expenses	359	357	281
Total Expenses	3,397	3,427	3,429
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES	14,223	21,467	10,677
Income Tax Benefit	1,338	1,364	1,178
INCOME BEFORE EQUITY IN UNDISTRIBUTED
INCOME OF SUBSIDIARIES	15,561	22,831	11,855
Equity in Undistributed (Excess Distributed) Income of Subsidiaries	8,494	(2,582)	1,550
NET INCOME	24,055	20,249	13,405

Other Comprehensive Income:
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale	(124)	5,677	474
Changes in Unrecognized Amounts in Pension, Net	(47)	4	(13)
Changes in Unrecognized Loss on Postretirement Benefit Obligation, Net	(21)	(38)	(176)
TOTAL COMPREHENSIVE INCOME	$23,863	$25,892	$13,690

Condensed Statements Cash Flow

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$24,055	$20,249	$13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Loss (Gain) on Securities, Net	—	(935)	—
Change in Other Assets	33	3,656	(1,995)
Change in Other Liabilities	240	(2,179)	612
Equity Based Compensation	628	635	405
Excess Tax Benefit from Restricted Share Grant	(23)	(37)	(99)
Equity in Excess Distributed (Undistributed) Income of Subsidiaries	(8,494)	2,582	(1,550)
Net Cash from Operating Activities	16,439	23,971	10,778

CASH FLOWS FROM INVESTING ACTIVITIES
Capital Contribution to Subsidiaries	(150)	—	—
Proceeds from Sales, Redemptions of Securities Available-for-Sale	—	—	400
Acquire Banking Entities	—	(1,995)	—
Net Cash from Investing Activities	(150)	(1,995)	400

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of Long-term Debt	(1,500)	(1,500)	(1,500)
Income Tax Benefit from Restricted Share Grant	23	37	99
Employee Stock Purchase Plan	(67)	(25)	(30)
Dividends Paid	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	(8,612)	(8,535)	(7,645)

Net Change in Cash and Cash Equivalents	7,677	13,441	3,533
Cash and Cash Equivalents at Beginning of Year	21,822	8,381	4,848
Cash and Cash Equivalents at End of Year	$29,499	$21,822	$8,381